Annual Total Returns - Fidelity International Small Cap Opportunities Fund [BarChart] - 10.31 Fidelity International Small Cap Opportunities Fund - AMCIZ PRO-11 - Fidelity International Small Cap Opportunities Fund - Fidelity Advisor International Small Cap Opportunities Fund: Class A
Dec. 30, 2020
Bar Chart Table:
Annual Return 2010	23.01%
Annual Return 2011	(9.80%)
Annual Return 2012	23.24%
Annual Return 2013	24.56%
Annual Return 2014	(1.51%)
Annual Return 2015	9.81%
Annual Return 2016	(1.43%)
Annual Return 2017	35.29%
Annual Return 2018	(14.32%)
Annual Return 2019	28.70%